Quarterly Holdings Report
for
Fidelity Freedom® Blend 2040 Fund
June 30, 2025
FBF-Y40-NPRT1-0825
1.9892475.106
Bond Funds - 14.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	175,590	1,757,655
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	231,902	1,787,963
Fidelity Series Corporate Bond Fund (b)	4,774,031	44,828,148
Fidelity Series Emerging Markets Debt Fund (b)	2,472,822	20,029,858
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	627,443	6,029,727
Fidelity Series Floating Rate High Income Fund (b)	417,076	3,695,289
Fidelity Series Government Bond Index Fund (b)	8,077,498	74,151,432
Fidelity Series High Income Fund (b)	2,352,735	20,704,070
Fidelity Series International Developed Markets Bond Index Fund (b)	10,892,333	94,981,147
Fidelity Series Investment Grade Bond Fund (b)	6,895,089	69,640,394
Fidelity Series Investment Grade Securitized Fund (b)	4,767,227	42,762,025
Fidelity Series Long-Term Treasury Bond Index Fund (b)	38,816,186	208,831,080
Fidelity Series Real Estate Income Fund (b)	371,828	3,725,719
TOTAL BOND FUNDS (Cost $624,690,399)		592,924,507

Domestic Equity Funds - 48.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	21,883,009	452,321,793
Fidelity Series Commodity Strategy Fund (b)	78,771	7,158,706
Fidelity Series Large Cap Growth Index Fund (b)	10,818,510	291,126,102
Fidelity Series Large Cap Stock Fund (b)	10,417,250	269,702,602
Fidelity Series Large Cap Value Index Fund (b)	31,632,203	545,655,510
Fidelity Series Small Cap Core Fund (b)	10,457,336	121,932,534
Fidelity Series Small Cap Opportunities Fund (b)	3,862,525	56,431,494
Fidelity Series Value Discovery Fund (b)	12,077,892	195,299,518
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,510,933,369)		1,939,628,259

International Equity Funds - 36.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	5,946,235	109,351,264
Fidelity Series Emerging Markets Fund (b)	9,040,995	92,308,563
Fidelity Series Emerging Markets Opportunities Fund (b)	17,247,550	369,442,525
Fidelity Series International Growth Fund (b)	12,608,993	250,288,512
Fidelity Series International Index Fund (b)	6,598,553	94,359,306
Fidelity Series International Small Cap Fund (b)	2,605,640	51,695,888
Fidelity Series International Value Fund (b)	16,313,592	249,108,555
Fidelity Series Overseas Fund (b)	15,433,022	250,014,957
Fidelity Series Select International Small Cap Fund (b)	240,378	3,201,841
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,183,636,712)		1,469,771,411

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	2,270,000	2,267,621
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	1,620,000	1,617,019
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	2,550,000	2,543,215
US Treasury Bills 0% 7/3/2025 (d)	4.18	440,000	439,898
US Treasury Bills 0% 7/31/2025 (d)	4.23 to 4.26	3,070,000	3,059,339
US Treasury Bills 0% 8/14/2025 (d)	4.32	20,000	19,894
US Treasury Bills 0% 8/28/2025 (d)	4.28	590,000	585,889
US Treasury Bills 0% 9/25/2025 (d)	4.23 to 4.26	50,000	49,500
US Treasury Bills 0% 9/4/2025 (d)	4.29	290,000	287,770
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,870,106)			10,870,145

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $6,450,879)	4.32	6,449,589	6,450,879

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,336,581,465)	4,019,645,201
NET OTHER ASSETS (LIABILITIES) - 0.0%	(644,244)
NET ASSETS - 100.0%	4,019,000,957

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	362	Sep 2025	48,538,770	415,491	415,491
ICE MSCI Emerging Markets Index Contracts (United States)	280	Sep 2025	17,269,000	335,175	335,175

TOTAL EQUITY CONTRACTS					750,666

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	1,013	Sep 2025	113,566,797	2,404,884	2,404,884
CBOT US Treasury Long Bond Contracts (United States)	367	Sep 2025	42,319,688	1,662,511	1,662,511

TOTAL INTEREST RATE CONTRACTS					4,067,395

TOTAL PURCHASED					4,818,061

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	261	Sep 2025	81,611,438	(2,885,345)	(2,885,345)

TOTAL FUTURES CONTRACTS					1,932,716
The notional amount of futures purchased as a percentage of Net Assets is 5.5%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,870,145.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,312,212	21,093,635	27,954,968	78,685	-	-	6,450,879	6,449,589	0.0%
Total	13,312,212	21,093,635	27,954,968	78,685	-	-	6,450,879

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,754,697	95,120	102,179	6,525	371	9,646	1,757,655	175,590
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,693,868	114,749	13,284	6,557	(55)	(7,315)	1,787,963	231,902
Fidelity Series Blue Chip Growth Fund	392,706,211	19,330,671	37,795,902	-	(26,055)	78,106,868	452,321,793	21,883,009
Fidelity Series Canada Fund	91,551,795	5,046,412	1,107,281	-	(17,761)	13,878,099	109,351,264	5,946,235
Fidelity Series Commodity Strategy Fund	7,064,095	360,639	44,280	-	(252)	(221,496)	7,158,706	78,771
Fidelity Series Corporate Bond Fund	35,133,594	9,544,246	234,122	452,735	(1,132)	385,562	44,828,148	4,774,031
Fidelity Series Emerging Markets Debt Fund	18,556,624	1,274,420	121,770	282,664	(1,325)	321,909	20,029,858	2,472,822
Fidelity Series Emerging Markets Debt Local Currency Fund	5,392,874	252,448	30,996	-	411	414,990	6,029,727	627,443
Fidelity Series Emerging Markets Fund	79,813,417	4,693,643	1,623,130	-	(10,096)	9,434,729	92,308,563	9,040,995
Fidelity Series Emerging Markets Opportunities Fund	319,447,218	17,448,224	6,448,816	-	(109,007)	39,104,906	369,442,525	17,247,550
Fidelity Series Floating Rate High Income Fund	3,456,700	251,729	22,140	71,410	(284)	9,284	3,695,289	417,076
Fidelity Series Government Bond Index Fund	57,428,644	17,087,362	387,288	578,607	667	22,047	74,151,432	8,077,498
Fidelity Series High Income Fund	18,955,144	1,294,183	119,556	320,458	(417)	574,716	20,704,070	2,352,735
Fidelity Series International Developed Markets Bond Index Fund	79,603,183	14,870,738	538,278	388,318	(12,970)	1,058,474	94,981,147	10,892,333
Fidelity Series International Growth Fund	212,820,542	15,262,575	2,601,725	-	61,381	24,745,739	250,288,512	12,608,993
Fidelity Series International Index Fund	81,399,366	4,484,126	1,267,502	-	2,926	9,740,390	94,359,306	6,598,553
Fidelity Series International Small Cap Fund	48,457,184	128,013	5,252,554	-	(327,618)	8,690,863	51,695,888	2,605,640
Fidelity Series International Value Fund	229,099,905	10,903,496	18,527,319	-	570,259	27,062,214	249,108,555	16,313,592
Fidelity Series Investment Grade Bond Fund	54,644,897	15,095,759	363,189	633,128	1,035	261,892	69,640,394	6,895,089
Fidelity Series Investment Grade Securitized Fund	34,280,476	8,636,068	226,269	412,211	(624)	72,374	42,762,025	4,767,227
Fidelity Series Large Cap Growth Index Fund	250,106,247	12,923,849	16,103,871	394,882	(40,618)	44,240,495	291,126,102	10,818,510
Fidelity Series Large Cap Stock Fund	230,360,500	15,931,536	12,909,603	-	237,084	36,083,085	269,702,602	10,417,250
Fidelity Series Large Cap Value Index Fund	485,781,655	43,080,651	3,005,712	-	(54,506)	19,853,422	545,655,510	31,632,203
Fidelity Series Long-Term Treasury Bond Index Fund	186,496,735	30,807,918	4,174,011	1,777,406	(65,756)	(4,233,806)	208,831,080	38,816,186
Fidelity Series Overseas Fund	213,798,809	11,556,568	3,491,041	-	(25,135)	28,175,756	250,014,957	15,433,022
Fidelity Series Real Estate Income Fund	3,516,513	228,097	34,155	52,917	(154)	15,418	3,725,719	371,828
Fidelity Series Select International Small Cap Fund	637,134	2,197,421	18,677	-	1,037	384,926	3,201,841	240,378
Fidelity Series Small Cap Core Fund	112,180,477	5,183,280	4,034,075	-	(96,838)	8,699,690	121,932,534	10,457,336
Fidelity Series Small Cap Opportunities Fund	49,881,689	2,607,977	867,949	-	(55,145)	4,864,922	56,431,494	3,862,525
Fidelity Series Value Discovery Fund	175,342,253	15,411,238	1,079,243	-	(10,076)	5,635,346	195,299,518	12,077,892
	3,481,362,446	286,103,156	122,545,917	5,377,818	19,347	357,385,145	4,002,324,177

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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